Business Combination (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The following table shows our preliminary purchase price allocation, adjustments we made during the six months ended June 30, 2013 and our final purchase price allocation based on the fair value of the assets acquired and liabilities assumed at the NCR Asset Acquisition date as follows:

	June 22, 2012
Dollars in thousands	Preliminary	Adjustments	Final
Assets acquired:
Content library	$4,330	$—	$4,330
Prepaid expenses	240	—	240
Deferred income taxes	1,500	—	1,500
Property and equipment	9,130	14,766	23,896
Intangible assets	46,960	—	46,960
Goodwill	42,110	(14,766)	27,344
Total assets acquired	104,270	—	104,270
Liabilities assumed:
Accrued liabilities	(4,270)	—	(4,270)
Total consideration paid in cash	$100,000	$—	$100,000

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
We estimated the fair value of the acquired identifiable intangible assets based on the forecasted future cash flows discounted at a rate of approximately 11%. A portion of the purchase price is allocated to the following identifiable intangible assets:

Dollars in thousands	Purchase Price	Estimated Useful Life in Years
Intangible assets:
Retailer relationships	$40,000	10
Patents	6,300	8
Trademark and trade name	500	1
Internal use software	160	1
Total	$46,960

Schedule of Business Acquisition Purchase Price Allocation Intangible Assets Future Amortization Expense [Table Text Block]
Based on the identified intangible assets recorded as of the closing date and assuming no subsequent impairment of the underlying assets, the estimated remaining amortization as of June 30, 2013 is as follows:

Dollars in thousands	Amortization Expense
Remainder of 2013	$2,395
2014	4,788
2015	4,788
2016	4,788
2017	4,788
2018	4,788
Thereafter	15,178
Total remaining amortization	$41,513